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                                                                 CIK: 0000935859
                                                                    & 0000935856

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                  March 5, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: MetLife of CT Variable Life Insurance Separate Account One File No. 811-8952 MetLife of CT Variable Life Insurance Separate Account Three File No. 811-8950

Commissioners:

     Annual reports dated December 31, 2007 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Variable Life Insurance Separate Account One and MetLife of CT Variable Life Insurance Separate Account Three of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of Legg Mason Partners Variable Equity Trust (formerly Legg Mason Partners Variable Portfolios IV) are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual reports for certain series of Legg Mason Partners Variable Income Trust (formerly Legg Mason Partners Variable Portfolios II) are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.